Coal Trading (Details 1) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2016	Dec. 31, 2014
Coal Trading (Textuals) [Abstract]
Fair value hierarchy transfers from Level 1 to Level 2		$ 0.0	$ 0.0
Fair value hierarchy transfers from Level 2 to Level 1		0.0	0.0
Coal Trading [Member]
Coal Trading (Textuals) [Abstract]
Cash flow hedge derivative instrument assets at fair value		39.3			$ 44.3
Fair value hierarchy transfers from Level 1 to Level 2		0.0	0.0
Fair value hierarchy transfers from Level 2 to Level 1		0.0	0.0
Fair value hierarchy transfers into (out of) Level 3		0.0	0.0
Changes in the Company's recurring Level 3 net financial assets
Beginning of period		2.1	2.1	$ 2.2
Total net gains (losses) realized/unrealized:
Included in earnings		0.5	1.8
Settlements		(0.4)	(1.7)
End of period		2.2	2.2
Changes in net unrealized gains relating to Level 3 net financial assets held both as of the beginning and the end of the period:
Changes in net unrealized gains	[1]	$ 0.5	$ 0.2
Schedule of future realization of trading portfolio
2015		58.00%
2016		39.00%
2017		2.00%
2018		1.00%
Percentage of trading portfolio expiration, total		100.00%
Fair Value, Measurements, Recurring [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis:
Commodity futures, swaps and options		$ 33.7			32.4
Physical commodity purchase/sale contracts		(10.0)			(7.5)
Total net financial liabilities		23.7			24.9
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis:
Commodity futures, swaps and options		(1.4)			(0.2)
Physical commodity purchase/sale contracts		0.0			0.0
Total net financial liabilities		(1.4)			(0.2)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis:
Commodity futures, swaps and options		35.1			32.6
Physical commodity purchase/sale contracts		(12.2)			(9.6)
Total net financial liabilities		22.9			23.0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Coal Trading [Member]
Fair value coal trading net assets (liabilities) measured on recurring basis:
Commodity futures, swaps and options		0.0			0.0
Physical commodity purchase/sale contracts		2.2			2.1
Total net financial liabilities		$ 2.2			$ 2.1
Minimum [Member] | Coal Trading [Member]
Summary of quantitative unobservable inputs related to coal trading Level 3 fair value measurements:
Quality adjustment Level 3 unobservable input as percentage of overall valuation		5.00%
Location differentials Level 3 unobservable input as percentage of overall valuation		10.00%
Maximum [Member] | Coal Trading [Member]
Summary of quantitative unobservable inputs related to coal trading Level 3 fair value measurements:
Quality adjustment Level 3 unobservable input as percentage of overall valuation		12.00%
Location differentials Level 3 unobservable input as percentage of overall valuation		21.00%
Weighted Average [Member] | Coal Trading [Member]
Summary of quantitative unobservable inputs related to coal trading Level 3 fair value measurements:
Quality adjustment Level 3 unobservable input as percentage of overall valuation		9.00%
Location differentials Level 3 unobservable input as percentage of overall valuation		19.00%
Scenario, Forecast [Member] | Coal Trading [Member]
Coal Trading (Textuals) [Abstract]
Expected amount of gains to be realized over the next 12 months in accumulated other comprehensive loss				$ 39.0

[1]	Within the unaudited condensed consolidated statements of operations and unaudited condensed consolidated statements of comprehensive income for the periods presented, unrealized gains and losses from Level 3 items are combined with unrealized gains and losses on positions classified in Level 1 or 2, as well as other positions that have been realized during the applicable periods